Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss)	The effect of derivative instruments on the statements of income as shown per the table
below:

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
Three-month ended September 30, 2022
Zero-cost collar	$—	General and administrative	$—
Three-month ended September 30, 2021
Zero-cost collar	$(42,868)	General and administrative	$—

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
Nine-month ended September 30, 2022
Zero-cost collar	$—	General and administrative	$—
Nine-month ended September 30, 2021
Zero-cost collar	$(43,779)	General and administrative	$—

The effect of derivative instruments on the combined statements of income for the years ended December 31, 2021, 2020 and 2019:

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
2021:
Zero-cost collar	$(67,659)	General and administrative	$10,005
2020:
Zero-cost collar	$(10,750)	General and administrative	$(56,762)
2019:
Zero-cost collar	$(4,568)	General and administrative	$(3,994)